EARNINGS PER SHARE (Details) - SEK (kr) kr / shares in Units, shares in Thousands, kr in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure For Earnings Per Share [Abstract]
Earnings attributable to Parent Company shareholders (TSEK)		kr (118,007)	kr (160,243)	kr (141,539)
Weighted average number of common shares outstanding (thousands)		166,196	112,994	101,753
Earnings per share (SEK per share)	[1],[2]	kr (0.71)	kr (1.39)	kr (1.36)

[1]	Recalculation of historical figures has been performed with regards to capitalization issue components in the preferential rights share issue carried out in the fiscal quarter July 31, 2017.
[2]	Recalculation of historical values has been made taking into account capitalization issue elements in the rights issue carried out in July 2017.